Offerings	Mar. 30, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	1a. Solana Company (the "Registrant") is registering the following securities having an aggregate offering price of up to $1,000,000,000 for issuance and sale from time to time in one or more offerings by the Registrant: (i) an indeterminate number of shares of Class A common stock of the Registrant, (ii) an indeterminate number of shares of preferred stock of the Registrant, (iii) an indeterminate principal amount of debt securities of the Registrant, (iv) an indeterminate number of warrants of the Registrant to purchase Class A common stock, preferred stock or debt securities, and (v) an indeterminate number of units of the Registrant. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $1,000,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of securities as may be issued upon conversion or exchange of other securities, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the stock being registered hereunder include such indeterminate number of shares of Class A common stock and preferred stock as may be issuable with respect to the stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. 1b. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3 under the Securities Act.